Share-Based Payments - Summary of Movements in Employee Saveshare Options - Weighted Average Share Price (Detail) - GBP (£)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding at 31 March	£ 3.06
Employee Saveshare Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding at 1 April	3.13	£ 2.87	£ 2.26
Granted	2.50	3.62	3.85
Forfeited	3.28	3.45	3.06
Exercised	1.69	2.08	1.39
Expired	3.53	3.45	2.47
Outstanding at 31 March	3.06	3.13	2.87
Exercisable at 31 March	£ 3.20	£ 2.37	£ 1.40